Net Loss Per Share (Details) - shares shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of net income (loss) per share	3.4	5.4